CAPITAL STOCK (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Capital Stock Explanatory [Abstract]
Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]

Exercise	Expiry	December 31,				December 31,
Price	Date	2018	Granted	Exercised	Expired	2019
$0.70(CAD)	October 7, 2019	28,571	-	-	(28,571)	-
$6.85(CAD)	November 14, 2019	100,000	-	-	(100,000)	-
$1.30(USD)	August 18, 2021	1,175,000	-	-	-	1,175,000
$0.90(USD)	July 6, 2022	50,000	-	-	-	50,000
$0.30(USD)	November 28, 2022	750,000	-	-	-	750,000
$0.50(USD)	August 20, 2023	750,000	-	-	-	750,000
$0.57(USD)	April 17, 2023	200,000	-	-	-	200,000
$1.45(USD)	May 17, 2024	-	10,000	-	-	10,000
$0.78(USD)	August 19, 2024	-	700,000	-	-	700,000
$0.82(USD)	November 8, 2024	-	10,000	-	-	10,000
Total outstanding		3,053,571	720,000	-	(128,571)	3,645,000
Total exercisable		1,353,571				2,831,667

Exercise	Expiry	December 31,				December 31,
Price	Date	2017	Granted	Exercised	Expired	2018
$0.30(USD)	November 28, 2022	825,000	-	(8,334)	(66,666)	750,000
$0.90(USD)	July 6, 2022	50,000	-	-	-	50,000
$0.70(CAD)	October 7, 2019	28,571	-	-	-	28,571
$6.85(CAD)	November 14, 2019	100,000	-	-	-	100,000
$1.30(USD)	August 18, 2021	1,325,000	-	-	(150,000)	1,175,000
$0.50(USD)	August 20, 2023	-	750,000	-	-	750,000
$0.57(USD)	April 17, 2023	-	200,000	-	-	200,000
Total outstanding		2,328,571	950,000	(8,334)	(216,666)	3,053,571
Total exercisable		845,238				1,353,571

Disclosure of number and weighted average exercise prices of share options [Table Text Block]

		Weighted
		Average Exercise
	Number	Price
Outstanding, December 31, 2017	2,328,571	$1.11
Granted	950,000	$0.51
Exercised	(8,334)	$0.30
Expired	(216,666)	$0.99
Outstanding, December 31, 2018	3,053,571	$0.92
Granted	720,000	$0.79
Expired	(128,571)	$4.22
Outstanding, December 31, 2019	3,645,000	$0.78

Disclosure of detailed information about options, valuation assumptions [Table Text Block]

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2019	2018	2017
Risk-free interest rate (average)	1.32%	2.15%	1.56%
Estimated volatility (average)	69.93%	66.56%	61.95%
Expected life in years	5.00	5.00	5.00
Expected dividend yield	0.00%	0.00%	0.00%
Estimated forfeitures	0.00%	0.00%	0.00%
Grant date fair value per option	$0.45	$0.29	$0.17